Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities (Tables)	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Summary of Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities

	Consolidated
	June 30, 2026 A$	June 30, 2025 A$	June 30, 2024 A$
Loss after income tax expense for the year	(79,304,563)	(61,434,165)	(42,716,625)
Adjustments for:
Depreciation and amortization	2,473,137	2,389,524	2,261,858
Impairment of intangible assets	3,090,650	—	—
Loss on disposal of plant and equipment	313	1,186	41
Loss on disposal of right-of-use assets	2,789	—	—
Share-based payments	1,589,774	1,163,543	1,796,286
Net exchange difference	(1,781,246)	3,165,899	(283,057)
Net change in fair value of convertible note liability	11,318	144,115	125,317
Net change in fair value of forward contract	1,868,101	(9,242)	—
Change in operating assets and liabilities:
Decrease/ (Increase) in current receivables	458,237	(2,518,092)	601,765
Decrease/ (Increase) in other operating assets	7,183,558	(6,211,030)	2,688,608
Increase in trade and other payables	2,776,883	1,072,393	537,565
Increase in other non-current liabilities	6,461,083	—	—
(Decrease)/Increase in employee benefits provision	(293,773)	186,163	167,013

Net cash used in operating activities	(55,463,739)	(62,049,706)	(34,821,229)